FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Brookfield Infrastructure is exposed to the following risks as a result of holding financial instruments: capital risk; liquidity risk; market risk (i.e. interest rate risk and foreign currency risk); and credit risk. The following is a description of these risks and how they are managed:
(a)Liquidity Risk Management
Brookfield Infrastructure manages its capital structure to be able to continue as a going concern while maximizing the return to stakeholders. Brookfield Infrastructure’s overall capital strategy remains unchanged from 2024. Our non-recourse borrowings have increased due to recently completed acquisitions while our consolidated net debt to capitalization ratio has increased to 63% at December 31, 2025 (2024: 62%).
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2025	2024
Corporate borrowings	$4,947	$4,542
Non-recourse borrowings	59,551	46,552
Subsidiary and corporate borrowings	64,498	51,094
Preferred shares	20	20
Cash and cash equivalents(1)	(3,432)	(2,357)
Consolidated net debt	61,086	48,757
Total partnership capital	35,540	29,853
Total capital and consolidated net debt	$96,626	$78,610
Consolidated net debt to capitalization ratio	63%	62%

(1)Includes current marketable securities.
The Board, along with senior management of the Service Providers, reviews Brookfield Infrastructure’s capital structure and as part of this review, considers the cost of capital and the risk associated with each class of capital.
Brookfield Infrastructure manages its debt exposure by financing its operations on a non-recourse basis with prudent levels of debt, ensuring a diversity of funding sources as well as laddering its maturity profile to minimize refinance risk. Brookfield Infrastructure also borrows in the currency where the asset operates, where possible, in order to hedge its currency risk.
Generally, Brookfield Infrastructure’s equity strategy is to issue equity in conjunction with acquisitions or outsized organic growth initiatives. The equity portion of capital expenditures and normal levels of acquisition activity will be self-funded through operating cash flows retained in the business and proceeds from the sale of mature, de-risked businesses. However, Brookfield Infrastructure may also issue equity opportunistically to enhance its liquidity to pursue investment activity. Brookfield Infrastructure maintains active shelf registrations to enable it to issue securities in both the U.S. and Canadian markets.
Brookfield Infrastructure’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit rating. To fund large scale development projects and acquisitions, Brookfield Infrastructure will evaluate a variety of capital sources including proceeds from selling mature assets, equity and debt financing. Our partnership will seek to raise additional equity if Brookfield Infrastructure believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
As disclosed within Note 20, Borrowings, Brookfield Infrastructure has various loan facilities in place. In certain cases, the facilities have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. Brookfield Infrastructure does not have any market capitalization covenants attached to any of its borrowings, nor does it have any other externally imposed capital requirements.
Brookfield Infrastructure attempts to maintain sufficient financial liquidity at all times so that it is able to participate in attractive opportunities as they arise, better withstand sudden adverse changes in economic circumstances and maintain a relatively high payout of our FFO in the form of distributions to unitholders. Brookfield Infrastructure’s principal sources of liquidity are cash flows from its operations, undrawn credit facilities and access to public and private capital markets. Brookfield Infrastructure also structures the ownership of its assets to enhance its ability to monetize them to provide additional liquidity, if necessary.
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2025	2024
Corporate cash and financial assets	$283	$276
Availability under committed credit facilities(2)	3,225	3,225
Commercial paper	(735)	(850)
Draws on credit facility	—	(300)
Commitments under credit facility	(11)	(10)
Corporate liquidity	$2,762	$2,341

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $2.2 billion (2024: $2.2 billion) committed corporate credit facility and a $1 billion (2024: $1 billion) credit facility with Brookfield. Refer to Note 20, Borrowings, for further details.
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2025
US$ MILLIONS
Accounts payable and other liabilities	$4,596	$118	$78	$370	$5,162
Corporate borrowings	735	328	1,384	2,530	4,977
Non-recourse borrowings	6,175	2,961	24,840	26,679	60,655
Financial liabilities	330	290	826	1,978	3,424
Lease liabilities	640	600	1,483	2,428	5,151

Interest Expense:
Corporate borrowings(1)	220	218	517	2,336	3,291
Non-recourse borrowings	3,412	3,232	7,589	5,051	19,284

(1)Interest expense on Corporate borrowings include undiscounted interest obligations on $300 million, $183 million, $250 million and $158 million of subordinated notes maturing March 15, 2055, September 1, 2055, May 24, 2081, and May 31, 2084 , with coupon rates of 6.8%, 5.6%, 5.0% and 7.3%, respectively.

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$4,071	$49	$15	$208	$4,343
Corporate borrowings	850	—	1,587	2,134	4,571
Non-recourse borrowings	3,016	4,652	15,487	24,226	47,381
Financial liabilities	248	331	210	1,991	2,780
Lease liabilities	637	652	1,662	2,876	5,827

Interest Expense:
Corporate borrowings(1)	223	223	572	2,098	3,116
Non-recourse borrowings	2,847	2,670	6,104	4,741	16,362

(1)Interest expense on Corporate borrowings include undiscounted interest obligations on $300 million, $250 million and $158 million of subordinated notes maturing March 15, 2055, May 24, 2081, and May 31, 2084 , with coupon rates of 6.8%, 5.0% and 7.3%, respectively.
(b)Market Risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Infrastructure will fluctuate because of the change in market prices. Market risk includes the risk of changes in interest rates, foreign currency exchange rates and equity prices.
Brookfield Infrastructure seeks to minimize the risks associated with foreign currency exchange rates and interest rates primarily through the use of derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by Brookfield Infrastructure’s Treasury Policy. Brookfield Infrastructure does not enter into, or trade financial instruments, including derivative financial instruments, for speculative purposes.
The Treasury Policy provides written principles on the use of financial derivatives. With respect to its treasury policy, the Service Providers performs the monitoring, review and approval role and report to the Board on a regular basis.
Financial instruments held by Brookfield Infrastructure that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts, and marketable securities. Our partnership is exposed to equity price risks arising from marketable securities. As at December 31, 2025, the balance of the portfolio was $314 million (2024: $422 million), a 10% change in the value of the portfolio would impact our consolidated net income by $29 million and equity by $32 million.
Interest Rate Risk Management
Brookfield Infrastructure’s primary objectives with respect to interest rate risk management are to ensure that:
•Brookfield Infrastructure is not exposed to interest rate movements that could adversely impact its ability to meet financial obligations;
•Earnings and distributions are not adversely affected;
•Volatility of debt servicing costs is managed within acceptable parameters; and
•All borrowing covenants under various borrowing facilities, including interest coverage ratios, are complied with.
To achieve these objectives, in general terms, Brookfield Infrastructure’s funding mix comprises both fixed and floating rate debt. Fixed rate debt is achieved either through fixed rate debt funding or through the use of financial derivative instruments. In addition, where possible, interest rate risk is minimized by matching the terms of interest rate swap contracts in regulated businesses to the term of the rate period, thus providing natural hedges.
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2025
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$11	$(11)
Other comprehensive income (loss) to the partnership(1)	3	(3)

(1)Includes net income and other comprehensive income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
Foreign Currency Risk Management
Brookfield Infrastructure has exposure to foreign currency risk in respect of currency transactions, the value of Brookfield Infrastructure’s net investment, cash flows and capital expenditures that are denominated outside of the U.S. Brookfield Infrastructure’s approach to foreign currency risk management is:
•Brookfield Infrastructure leverages any natural hedges that may exist within its operations, including local inflation indexation;
•Brookfield Infrastructure utilizes local currency debt financing to the extent possible; and
•Brookfield Infrastructure may utilize derivative contracts to the extent that natural hedges are insufficient.
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2025 and 2024:

2025
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$4,724	$228	$1,542	$2,252	$970	$648	$515	$—	$936	$163	$11,978
Non-current assets	51,600	2,826	11,723	5,705	25,531	5,609	1,381	130	10,678	989	116,172
	$56,324	$3,054	$13,265	$7,957	$26,501	$6,257	$1,896	$130	$11,614	$1,152	$128,150
Liabilities:
Current liabilities	$7,070	$437	$1,454	$1,685	$1,928	$757	$259	$—	$1,525	$145	$15,260
Non-current liabilities	37,755	1,389	6,055	4,814	14,191	1,991	1,061	—	9,852	242	77,350
	44,825	1,826	7,509	6,499	16,119	2,748	1,320	—	11,377	387	92,610
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(1,238)	266	883	300	1,057	407	17	31	225	69	2,017
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares	(885)	190	631	214	755	291	12	22	161	49	1,440
Non-controlling interest—Exchangeable units(1)	(38)	8	27	9	32	12	1	1	7	2	61
Non-controlling interest—Other(2)	16,675	118	2,064	202	5,962	1,806	506	—	(703)	478	27,108
Net investment attributable to limited partners and general partner	$(3,015)	$646	$2,151	$733	$2,576	$993	$40	$76	$547	$167	$4,914

2024
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$4,027	$543	$900	$919	$1,013	$767	$292	$—	$1,074	$72	$9,607
Non-current assets	32,926	3,254	11,951	5,202	20,259	7,644	1,175	130	11,778	664	94,983
	$36,953	$3,797	$12,851	$6,121	$21,272	$8,411	$1,467	$130	$12,852	$736	$104,590
Liabilities:
Current liabilities	$4,308	$454	$1,182	$776	$1,681	$711	$445	$—	$1,280	$66	$10,903
Non-current liabilities	24,079	1,594	6,844	4,487	12,751	3,037	451	—	10,460	131	63,834
	28,387	2,048	8,026	5,263	14,432	3,748	896	—	11,740	197	74,737
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(486)	303	576	242	328	630	18	31	155	129	1,926
Non-controlling interest—BIPC exchangeable shares	(341)	213	405	170	231	443	13	22	109	90	1,355
Non-controlling interest—Exchangeable units(1)	(17)	10	19	8	11	20	1	1	5	4	62
Non-controlling interest—Other(2)	10,600	478	2,412	(157)	5,466	2,023	495	(1)	463	—	21,779
Net investment attributable to limited partners and general partner	$(1,190)	$745	$1,413	$595	$804	$1,547	$44	$77	$380	$316	$4,731

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
(2)Includes non-controlling interest attributable others in operating subsidies, preferred unitholders and perpetual subordinated notes.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations.

	Impact on Net Income to the Partnership(1)
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$6	$(6)	$6	$(6)	$6	$(6)
USD/EUR	1	(1)	4	(4)	1	(1)
USD/GBP	7	(7)	6	(6)	8	(8)
USD/COP	2	(2)	1	(1)	1	(1)
USD/BRL	22	(22)	21	(21)	20	(20)
USD/CAD	8	(8)	1	(1)	4	(4)
USD/INR	(7)	7	(3)	3	1	(1)

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.

	Impact on Partnership Capital
	2025		2024
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$23	$(23)	$28	$(28)
USD/GBP	27	(27)	103	(103)
USD/BRL	80	(80)	69	(69)
USD/PEN	13	(13)	12	(12)
(c)Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
From a treasury perspective, counterparty credit risk is managed through the establishment of authorized counterparty credit limits which are designed to ensure that Brookfield Infrastructure only deals with creditworthy counterparties and that counterparty concentration is addressed and the risk of loss is mitigated. Credit limits are sufficiently low to restrict Brookfield Infrastructure from having credit exposures concentrated with a single counterparty but rather encourages spreading such risks among several parties. The limits are set at levels that reflect Brookfield Infrastructure’s scale of activity and allow it to manage its treasury business competitively.
Brookfield Infrastructure does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. Exposure to credit risk is limited to the carrying amount of the assets on the Consolidated Statements of Financial Position.